FAIR VALUE MEASUREMENTS	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 11. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account:
Money Market investments	$500,098,582	$—	$—
Liabilities
Warrant liability - Public Warrants	$31,666,670	$—	$—
Warrant liability - Private Placement Warrants	$—	$—	$15,840,000

The Company utilized a Monte Carlo simulation model for the initial valuation the Public Warrants. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ACIC WS. The quoted price of the Public Warrants was $1.90 per warrant as of December 31, 2020.

The Company utilizes a Modified Black-Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the Private Placement warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in December 2020 when the Public Warrants were separately listed and traded.

The following table provides the significant inputs to the Monte Carlo Simulation for the initial measurement of the fair value of the Public Warrants:

At October 30,
2020 (Initial
Measurement)
Stock price	$9.93
Strike price	$11.50
Probability of completing a Business Combination	86.0%
Term (in years)	6.1
Volatility	4.5% pre-merger / 26.0% post-merger
Risk-free rate	0.5%
Fair value of warrants	$1.52

The following table provides the significant inputs to the Modified Black-Scholes model for the fair value of the Private Placement Warrants:

	At October 30,
	2020 (Initial	As of December 31,
	Measurement)	2020
Stock price	$9.93	$10.06
Strike price	$11.50	$11.50
Probability of completing a Business Combination	86.0%	86.0%
Dividend yield	—%	—%
Term (in years)	6.1	5.9
Volatility	22.8%	28.0%
Risk-free rate	0.5%	0.5%
Fair value of warrants	$1.53	$1.98

The following table presents the changes in the fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of August 26, 2020	$—	—	$—
Initial measurement at October 30, 2020	12,240,000	25,333,340	37,573,340
Change in valuation inputs or other assumptions	3,600,000	6,333,330	9,933,330
Fair value as of December 31, 2020	$15,840,000	31,666,670	$47,506,670

The Company recognized losses in connection with changes in the fair value of warrant liabilities of $9,933,330 within change in fair value of warrant liabilities in the Statement of Operations during the year ended December 31, 2020.

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at June 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
June 30, 2021
Assets
Investments held in Trust Account:
Money Market investments	$500,143,016	$500,143,016	$—	$—
Liabilities
Warrant liability – Public Warrants	$25,666,667	$25,666,667	$—	$—
Warrant liability – Private Placement Warrants	$12,560,000	$—	$—	$12,560,000

December 31, 2020
Assets
Investments held in Trust Account:
Money Market investments	$500,098,582	$500,098,582	$—	$—
Liabilities
Warrant liability – Public Warrants	$31,666,670	$31,666,670	$—	$—
Warrant liability – Private Placement Warrants	$15,840,000	$—	$—	$15,840,000

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of June 30, 2021 and December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ACIC WS. The quoted prices of the Public Warrants were $1.54 and $1.90 per warrant as of June 30, 2021 and December 31, 2020, respectively.

The Company utilizes a Modified Black-Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the Private Placement warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in December 2020 when the Public Warrants were separately listed and traded. There were no transfers between Levels 1, 2 or 3 during the three and six months ended June 30, 2021.

The following table provides the significant inputs to the Modified Black-Scholes model for the fair value of the Private Placement Warrants:

	As of	As of
	June 30, 2021	December 31, 2020
Stock price	$9.96	$10.06
Strike price	$11.50	$11.50
Probability of completing a Business Combination	*	86.0%
Dividend yield	—%	—%
Term (in years)	5.26	5.91
Volatility	21.5%	28.0%
Risk-free rate	0.91%	0.49%
Fair value of warrants	$1.57	$1.98

*The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.

The following table presents the changes in the fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$15,840,000	$31,666,670	$47,506,670
Change in valuation inputs or other assumptions	(3,280,000)	(6,000,003)	(9,280,003)
Fair value as of June 30, 2021	$12,560,000	$25,666,667	$38,226,667

The Company recognized income in connection with changes in the fair value of warrant liabilities of $7,053,334 and $9,280,003 within change in fair value of warrant liabilities in the Statement of Operations during the three and six months ended June 30, 2021, respectively.